Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Text Block1 [Abstract]
Summary of 10% Appreciation Against the Dollar of Main Currencies	Assuming other factors (principally interest rates and commodity prices) remained constant and that no further foreign exchange risk management action were taken, a 10% appreciation against the dollar at December 31 of the main currencies to which Shell is exposed would have the following effects:

	$ million
	Increase/(decrease) in income before taxation		Increase in net assets
	2018	2017	2018	2017
10% appreciation against the dollar of:
Canadian dollar	(40)	(43)	1,245	1,111
Euro	65	130	1,190	1,086
Australian dollar	(109)	(24)	835	786
Sterling	(46)	(77)	779	632

Schedule of Value at Risk Pre-tax

Value-at-risk (pre-tax)	$ million
	Dec 31, 2018	Dec 31, 2017
Global oil	28	25
North America gas and power	11	11
Europe gas and power	3	3
Carbon-emission rights	2	1

Schedule of Trade and Other Receivables, Other Payables and Derivative Financial Instruments	These amounts, as presented net and gross within trade and other receivables, trade and other payables and derivative financial instruments in the Consolidated Balance Sheet at December 31, were as follows:

2018	$ million
	Amounts offset			Amounts not offset
	Gross amounts before offset	Amounts offset	Net amounts as presented	Cash collateral received/pledged	Other offsetting instruments	Net amounts
Assets:
Within trade receivables	12,697	8,340	4,358	62	221	4,075
Within derivative financial instruments	12,323	6,353	5,970	437	2,653	2,880
Liabilities:
Within trade payables	12,931	8,264	4,667	97	221	4,349
Within derivative financial instruments	12,227	5,044	7,183	1,115	2,653	3,415

2017	$ million
	Amounts offset			Amounts not offset
	Gross amounts before offset	Amounts offset	Net amounts as presented	Cash collateral received/pledged	Other offsetting instruments	Net amounts
Assets:
Within trade receivables	10,642	6,486	4,156	42	51	4,063
Within derivative financial instruments	6,987	2,387	4,600	186	2,326	2,088
Liabilities:
Within trade payables	10,442	6,486	3,956	41	51	3,864
Within derivative financial instruments	7,315	2,392	4,923	300	2,326	2,297

Schedule of Carrying Amounts of Derivative Contracts Designated and Not Designated as Hedging Instruments for Hedge Accounting	The carrying amounts of derivative contracts at December 31, designated and not designated as hedging instruments for hedge accounting purposes, were as follows:

2018	$ million
	Assets			Liabilities
	Designated	Not designated	Total	Designated	Not designated	Total	Net
Interest rate swaps	86	3	89	174	14	188	(99)
Forward foreign exchange contracts	—	331	331	33	264	297	34
Currency swaps and options	186	26	212	1,202	203	1,405	(1,193)
Commodity derivatives	—	6,864	6,864	—	6,637	6,637	227
Other contracts	—	271	271	—	56	56	215
Total	272	7,495	7,767	1,409	7,174	8,583	(816)

2017	$ million
	Assets			Liabilities
	Designated	Not designated	Total	Designated	Not designated	Total	Net
Interest rate swaps	—	16	16	165	34	199	(183)
Forward foreign exchange contracts	22	403	425	—	591	591	(166)
Currency swaps and options	483	208	691	815	76	891	(200)
Commodity derivatives	—	4,929	4,929	—	4,428	4,428	501
Other contracts	—	162	162	—	125	125	37
Total	505	5,718	6,223	980	5,254	6,234	(11)

Contractual Maturities of Derivative Liabilities

The contractual maturities of derivative liabilities at December 31 compare with their carrying amounts in the Consolidated Balance Sheet as follows:

2018	$ million
	Contractual maturities
	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	Between 4 and 5 years	5 years and later	Total	Difference from carrying amount [A]	Carrying amount
Interest rate swap	101	68	20	1	1	1	192	(4)	188
Forward foreign exchange contracts	177	(24)	33	(1)	(5)	(15)	165	132	297
Currency swaps and options	605	265	474	405	198	1,715	3,662	(2,257)	1,405
Commodity derivatives	4,733	978	422	213	138	382	6,866	(229)	6,637
Other contracts	58	—	—	—	—	—	58	(2)	56
Total	5,674	1,287	949	618	332	2,083	10,943	(2,360)	8,583

[A] Mainly related to the effect of discounting.

2017	$ million
	Contractual maturities
	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	Between 4 and 5 years	5 years and later	Total	Difference from carrying amount [A]	Carrying amount
Interest rate swap	59	67	56	18	1	3	204	(5)	199
Forward foreign exchange contracts	315	37	14	3	2	(39)	332	259	591
Currency swaps and options	541	343	140	304	194	879	2,401	(1,510)	891
Commodity derivatives	3,002	754	305	122	74	263	4,520	(92)	4,428
Other contracts	87	48	—	—	—	—	135	(10)	125
Total	4,004	1,249	515	447	271	1,106	7,592	(1,358)	6,234

[A] Mainly related to the effect of discounting.

Summary of Net Carrying Amounts of Derivative Contracts Held

The net carrying amounts of derivative contracts held at December 31, categorised according to the predominant source and nature of inputs used in determining the fair value of each contract, were as follows:

2018	$ million
	Prices in active markets for identical assets/liabilities	Other observable inputs	Unobservable inputs	Total
Interest rate swaps	—	(99)	—	(99)
Forward foreign exchange contracts	—	34	—	34
Currency swaps and options	—	(1,193)	—	(1,193)
Commodity derivatives	(52)	431	(152)	227
Other contracts	—	90	125	215
Total	(52)	(737)	(27)	(816)

2017	$ million
	Prices in active markets for identical assets/liabilities	Other observable inputs	Unobservable inputs	Total
Interest rate swaps	—	(183)	—	(183)
Forward foreign exchange contracts	—	(166)	—	(166)
Currency swaps and options	—	(200)	—	(200)
Commodity derivatives	36	302	163	501
Other contracts	—	(97)	134	37
Total	36	(344)	297	(11)

Summary of Net Carrying Amounts of Derivative Contracts Measured Using Predominantly Unobservable Inputs

Net carrying amounts of derivative contracts measured using predominantly unobservable inputs		$ million
	2018	2017 [A]
At January 1	297	468
Net (losses)/gains recognised in revenue	(258)	372
Purchases	461	252
Sales	(540)	(562)
Recategorisations (net)	18	(248)
Currency translation differences	(5)	15
At December 31	(27)	297

[A] Following a review of fair-valued commodity swaps, options, futures and forwards unobservable inputs in 2018, the movement of net carrying amounts of derivative contracts measured using predominantly unobservable inputs was revised. This revision did not result in a change in the opening and closing balances. The revised values for 2017 were provided for comparability purposes.